Receivables and Related Allowances - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) state	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Receivables And Related Allowances [Line Items]
Number of states in which entity operates | state	3
Accounts receivable, extending period	1 month
Threshold period after inactivation for write-off of accounts receivable	2 months
Customer accounts receivable	$ 866,246	$ 707,127
Allowance for doubtful accounts	$ 4,830	$ 3,259	$ 4,334	$ 2,095
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Receivables And Related Allowances [Line Items]
Threshold period after inactivation for write-off of accounts receivable	60 days
Customer accounts receivable	$ 632,100
Allowance for doubtful accounts	$ 4,300